Income Taxes - Schedule of Reconciliation of The Effective Tax Rate (Details) - USD ($) $ in Millions	3 Months Ended				6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2020
Income Tax Contingency [Line Items]
(Loss) income before income tax expense (benefit)	$ (82)			$ (12)		$ (23)			$ (41)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Provision for income taxes at the statutory rate						(5)			(9)
State income taxes, net of federal benefit						3			3
Jurisdictional rate differences						(11)			8
Changes in valuation allowances						23			39
Benefit of income not allocated to the Company						1			6
Income in separate U.S. tax consolidations						16			15
Non-deductible expenses						8			4
Tax credits						(4)			(7)
Change in uncertain tax positions						(5)			(28)
Other						(1)
Total income tax expense (benefit)	$ (8)			$ 1		$ 25			$ 31
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Provision for income taxes at the statutory rate						21.00%			21.00%
State income taxes, net of federal benefit						(12.00%)			(7.00%)
Jurisdictional rate differences						49.00%			(20.00%)
Changes in valuation allowances						(100.00%)			(95.00%)
Benefit of income not allocated to the Company						(4.00%)			(14.00%)
Income in separate U.S. tax consolidations						(68.00%)			(37.00%)
Non-deductible expenses						(35.00%)			(9.00%)
Tax credits						19.00%			17.00%
Change in uncertain tax positions						24.00%			68.00%
Other						(3.00%)
Income tax expense (benefit)	10.00%			(12.00%)		(109.00%)	16.00%		(76.00%)	(10.00%)
Alight Holdings
Income Tax Contingency [Line Items]
(Loss) income before income tax expense (benefit)	$ (82)	$ (65)	$ 43	$ (12)	$ 31		$ (30)	$ (34)	$ (41)	$ (94)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
State income taxes, net of federal benefit										1
Jurisdictional rate differences							1			9
Changes in valuation allowances							(2)
Non-deductible expenses							(2)
Other							(2)			(1)
Total income tax expense (benefit)							$ (5)			$ 9
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Jurisdictional rate differences							(3.00%)			(11.00%)
Changes in valuation allowances							6.00%
Non-deductible expenses							6.00%
Other							7.00%			1.00%
Income tax expense (benefit)							16.00%			(10.00%)